Note 9 - Earnings Per Share - Summary of Basic and Diluted Loss Per Common Share (Details) - USD ($)	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Net income	$ 20,200,342	$ 3,466,124
Dividend Series B Preferred shares	(255,324)	(524,621)
Preferred deemed dividend	(345,423)	0
Net income attributable to common shareholders	$ 19,599,595	$ 2,941,503
Weighted average common shares – outstanding, basic (in shares)	6,898,195	5,621,159
Basic earnings per share (in dollars per share)	$ 2.84	$ 0.52
Dilutive effect of non-vested shares (in shares)	44,419	0
Weighted average common shares – outstanding, diluted (in shares)	6,942,614	5,621,159
Diluted earnings per share (in dollars per share)	$ 2.82	$ 0.52